LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communications - 9.1%
Internet Media & Services - 9.1%
Expedia Group, Inc.	247,676	$78,543,013
Uber Technologies, Inc. (a)	551,926	41,753,202
		120,296,215
Consumer Discretionary - 8.7%
E-Commerce Discretionary - 4.9%
eBay, Inc.	621,216	64,333,129

Retail - Discretionary - 2.7%
AutoNation, Inc. (a)	73,318	14,755,247
Lithia Motors, Inc.	57,887	21,263,053
		36,018,300
Wholesale - Discretionary - 1.1%
LKQ Corporation	570,849	14,328,310

Financials - 14.4%
Asset Management - 6.2%
Affiliated Managers Group, Inc.	84,093	30,962,202
Ameriprise Financial, Inc.	93,222	51,562,020
		82,524,222
Insurance - 4.3%
Assurant, Inc.	121,942	34,370,572
Primerica, Inc.	76,321	21,953,736
		56,324,308
Specialty Finance - 3.9%
AerCap Holdings N.V.	349,798	51,049,520

Health Care - 18.1%
Health Care Facilities & Services - 18.1%
Centene Corporation (a)	581,024	37,383,084
Cigna Group (The)	123,809	34,181,189
HCA Healthcare, Inc.	99,288	41,149,912
Henry Schein, Inc. (a)	267,544	24,025,451
ICON plc (a)	171,778	28,341,652
IQVIA Holdings, Inc. (a)	282,443	73,771,287
		238,852,575
Industrials - 7.7%
Electrical Equipment - 4.9%
Johnson Controls International plc	468,378	64,748,575

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Industrials - 7.7% (Continued)
Industrial Support Services - 2.8%
WESCO International, Inc.	108,319	$36,871,787

Technology - 38.2%
Semiconductors - 3.6%
NXP Semiconductors N.V.	210,150	47,208,096

Software - 6.7%
Concentrix Corporation	126,737	3,814,784
Gen Digital, Inc.	1,270,576	39,387,856
SS&C Technologies Holdings, Inc.	537,217	44,572,894
		87,775,534
Technology Hardware - 17.5%
Arrow Electronics, Inc. (a)	143,071	29,248,005
Flex Ltd. (a)	801,312	87,543,336
NetApp, Inc.	410,630	76,085,633
TD SYNNEX Corporation	148,892	37,647,342
		230,524,316
Technology Services - 10.4%
Corpay, Inc. (a)	149,522	60,451,745
Fidelity National Information Services, Inc.	688,736	28,079,767
Global Payments, Inc.	352,723	32,115,429
WEX, Inc. (a)	88,318	16,831,644
		137,478,585
Utilities - 3.6%
Electric Utilities - 3.6%
NRG Energy, Inc.	423,703	46,658,175

Total Common Stocks (Cost $832,060,652)		$1,314,991,647

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.2%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 3.66% (b) (Cost $2,150,502)	2,150,502	$2,150,502

Investments at Value - 100.0% (Cost $834,211,154)		$1,317,142,149

Liabilities in Excess of Other Assets – (0.0%) (c)		(130,223)

Net Assets - 100.0%		$1,317,011,926

N.V.	- Naamloze Vennootschap
plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2026.
(c)	Percentage rounds to less than 0.1%.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Belgium - 3.7%
D'ieteren Group	6,737	$1,398,476

Canada - 7.1%
Element Fleet Management Corporation	59,098	1,123,909
Linamar Corporation	8,779	625,628
Open Text Corporation	38,648	964,561
		2,714,098
Cayman Islands - 3.1%
Grab Holdings Ltd. - Class A (a)	338,439	1,198,074

Finland - 3.3%
Konecranes OYJ	36,278	1,244,711

France - 13.0%
Bollore SE	261,792	1,167,232
Elis S.A.	34,400	956,711
Rexel S.A.	37,840	1,578,069
SPIE S.A.	25,633	1,295,590
		4,997,602
Germany - 7.6%
Brenntag SE	21,039	1,531,782
Fresenius SE & Company KGaA	26,619	1,394,352
		2,926,134
Hong Kong - 4.4%
CK Hutchison Holdings Ltd.	189,826	1,695,082

Ireland - 4.1%
ICON plc (a)	9,572	1,579,284

Japan - 19.8%
Air Water, Inc.	32,753	536,728
Kraftia Corporation	10,424	528,712
Nintendo Company Ltd. - ADR	86,517	1,208,642
Nippon Paint Holdings Company Ltd.	241,810	1,824,161
Renesas Electronics Corporation	93,568	1,956,830
Sony Group Corporation	62,657	1,548,306
		7,603,379

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Netherlands - 8.5%
AerCap Holdings N.V.	10,743	$1,567,834
Euronext N.V.	9,010	1,706,574
		3,274,408
South Korea - 4.1%
Samsung Electronics Company Ltd. - GDR	340	1,581,079

Sweden - 4.6%
Evolution AB (a)	20,432	1,771,545

Switzerland - 8.7%
Johnson Controls International plc	11,802	1,631,509
Julius Baer Group Ltd.	18,421	1,710,918
		3,342,427
United Kingdom - 2.6%
Babcock International Group plc	71,207	1,007,862

United States - 3.7%
Sunbelt Rentals Holdings, Inc.	9,872	713,548
Sunbelt Rentals Holdings, Inc.	9,941	706,427
		1,419,975

Total Common Stocks (Cost $33,823,651)		$37,754,136

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.5%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 3.66% (b) (Cost $581,812)	581,812	$581,812

Investments at Value - 99.8% (Cost $34,405,463)		$38,335,948

Other Assets in Excess of Liabilities - 0.2%		57,598

Net Assets - 100.0%		$38,393,546

AB	- Aktiebolag
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
KGaA	- Kommanditgesellschaft auf Aktien
N.V.	- Naamloze Vennootschap
OYJ	- Julkinen Osakeyhtio
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2026.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2026 (Unaudited)
Common Stocks by Sector/Industry	% of Net Assets
Communications - 6.2%
3.1%
Internet Media & Services	3.1%
Consumer Discretionary - 9.9%
Automotive	1.6%
Leisure Facilities & Services	4.6%
Retail - Discretionary	3.7%
Consumer Staples - 4.4%
Retail - Consumer Staples	4.4%
Financials - 13.0%
Asset Management	4.5%
Institutional Financial Services	4.4%
Specialty Finance	4.1%
Health Care - 7.7%
Health Care Facilities & Services	7.7%
Industrials - 28.1%
Commercial Support Services	2.5%
Electrical Equipment	4.3%
Engineering & Construction	4.8%
Industrial Support Services	10.7%
Machinery	3.2%
Transportation & Logistics	2.6%
Materials - 10.1%
Chemicals	10.1%
Technology - 18.9%
Semiconductors	5.1%
Software	2.5%
Technology Hardware	11.3%
98.3%